Treasury shares	12 Months Ended
Jun. 30, 2020
Treasury shares.
Treasury shares

23   Treasury shares

	Number of shares
	(thousands)	£’000
At 1 July 2019	—	—
Acquisition of shares	(1,683)	(21,305)
At 30 June 2020	(1,683)	(21,305)

Treasury shares are Class A ordinary shares of Manchester United plc that are held by Manchester United plc. The total cost includes after tax transaction costs of £41,000.